S-K 1603(a)(7) Direct and Indirect Material Interest Holders - Direct or Indirect Material Interest Holder Stephen Silver [Member]	Sep. 08, 2025
SPAC Sponsor Direct and Indirect Material Interest Holder [Line Items]
SPAC Sponsor Direct and Indirect Material Interest Holder Name	Mr. Silver
SPAC Sponsor Direct and Indirect Material Interest Holder Nature	interest in our sponsor. Other than directors and officers